Asset and Goodwill Impairment Testing - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	6.00%	5.90%
Steelmaking Coal Operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Description of periods when cash flows expected to occur	For our steelmaking coal operations, the cash flows cover periods of 9 to 51 years, with a steady state thereafter until reserves and resources are exhausted.
Quebrada Blanca [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Description of periods when cash flows expected to occur	For Quebrada Blanca, the cash flow covers 31 years, with our estimate of cash flows thereafter until reserves and resources are exhausted.
Steelmaking coal CGU [member] | Pretax [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal		$ 207
Steelmaking coal CGU [member] | After tax [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal		131
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 41
Other [member] | Capitalized exploration expenditures [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	31
Other [member] | Quebrada Blanca assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 10	$ 44
Steelmaking Coal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of steelmaking coal CGU exceeding its carrying value			$ 6,700
Decrease in price percentage			15.00%
Mining operations and goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of discount rate applied to cash flow projections	6.00%	5.90%
Percentage of nominal post-tax discount rate	8.10%	8.00%